                         SUPPLEMENT DATED AUGUST 1, 2010
             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

            NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
         NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
             NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

                      NEW YORK LIFE ELITE VARIABLE ANNUITY

                                  INVESTING IN

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2008 and May 1, 2010 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to inform you that the address for the NYL Annuity Service Center has changed.

     Keeping this purpose in mind, please note the following:

NYL ANNUITY SERVICE CENTER ADDRESS

          In the section of the Prospectuses entitled "How do I contact NYL Annuity Service Center or NYLIAC?," the address information for the NYL Annuity Service Center is deleted in its entirety and replaced with the following (not applicable to the New York Life Elite Variable Annuity):

          Regular Mail          NYL Annuity Service Center
                                P.O. Box 9859
                                Providence, RI 02940

          Overnight Mail        PNC GIS
                                Attn: NYL Annuity Service Center
                                101 Sabin Street
                                Pawtucket, RI 02860



                                                                   ANN-SUPP1-710

          In the section of the New York Life Elite Variable Annuity prospectus entitled "Where do I send subsequent premium payments?," the address information contained in the fifth paragraph for the NYL Annuity Service Center is deleted in its entirety and replaced with the following:


          Regular Mail          NYL Annuity Service Center
                                P.O. Box 9859
                                Providence, RI 02940

          Overnight Mail        PNC GIS
                                Attn: NYL Annuity Service Center
                                101 Sabin Street
                                Pawtucket, RI 02860



                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010
                                                                   ANN-SUPP1-710